CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Allowance for doubtful accounts
Deferred revenue	$ 63,943	¥ 414,208		¥ 627,122
Accrued expenses and other current liabilities	93,498	605,663		704,483
Non-current liabilities	4,553	29,499		24,227
Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiaries [Member]
Accounts payable	24,923	161,443		170,630
Deferred revenue	5,408	35,035		35,878
Accrued expenses and other current liabilities	57,517	372,581		394,117
Non-current liabilities	$ 384	¥ 2,488		¥ 3,317
Class A [Member]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	686,505,790	686,505,790		686,505,790
Common shares, shares issued	272,950,460	272,950,460		272,092,590
Common shares, shares outstanding	272,950,460	272,950,460		272,092,590
Class B [Member]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	313,494,210	313,494,210		313,494,210
Common shares, shares issued	131,876,660	131,876,660		131,876,660
Common shares, shares outstanding	131,876,660	131,876,660		131,876,660